ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

(a)	Principal activities

Viomi Technology Co., Ltd (the “Company”) is a holding company incorporated under the Laws of the Cayman Islands in January 2015. The Company, through its consolidated subsidiaries and “VIEs” (collectively referred to as the “Group”) is primarily engaged in the operation of developing and selling Home water solution businesses products in the People’s Republic of China (the “PRC”).

(b)	History and Reorganization

The Group commenced its operations in May 2014 through Foshan Yunmi Electric Appliances Technology Co., Ltd. (“Foshan Viomi”), a PRC company established by Mr. Chen Xiaoping (“Mr. Chen” or the “Founder”), and Tianjin Jinxing Investment Co., Ltd. (“Tianjin Jinxing”), a subsidiary of Xiaomi Corporation (“Xiaomi”, also referring to entities controlled by Xiaomi Corporation where appropriate), who is an investor of the Company. Mr. Chen and Tianjin Jinxing invested RMB7,500 and RMB5,000 to establish Foshan Viomi and held 60% and 40% initial equity interests, respectively. Included in the RMB7,500 invested by Mr. Chen, RMB2,500 was invested by certain key management founders and held by Mr. Chen on their behalf (The key management founders, together with Mr. Chen are referred to “the Founders”). The Group has undertaken its reorganization (“Reorganization”) covering below major steps:

●	Incorporation of the Company in the Cayman Island in January 2015;
●	Incorporation of Viomi HK Technology Co., Limited (“Viomi HK”) in Hong Kong as a wholly owned subsidiary of the Company in January 2015;
●	Establishment of Beijing Yunmi Technology Co., Ltd. (“Beijing Viomi”) as a domestic company in January 2015;
●	Incorporation of Lequan Technology Beijing Co., Ltd (“Lequan”) as a wholly owned subsidiary of Viomi HK in the PRC in May 2015;
●	Obtainment of the interest of Foshan Viomi through share issuance of the Company to Mr.Chen for the interest held by Mr.Chen and key management founders and share issuance of the Company to Red Better Limited (“Red Better”), a subsidiary of Xiaomi, and Shunwei Talent Limited (“Shunwei”) for the interest held by Tianjin Jinxing in July 2015;
●	Realization of the Company’s control over Foshan Viomi and Beijing Viomi through Lequan by entering into a series of contractual arrangements with Foshan Viomi, Beijing Viomi and their shareholders as detailed in note 1(c) in July 2015;

The Reorganization was effectively accounted for as a recapitalization since the Company together with its subsidiaries and VIEs were effectively controlled by the same shareholders. On September 25, 2018, the Company completed its IPO on the NASDAQ Global Market in the United States of America.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)

(b)	History and Reorganization (Continued)

In December 2019, the Company established Yunmi Hulian Technology (Guangdong) Co., Ltd. (“Yunmi Hulian”) as a wholly owned subsidiary of Viomi HK to act as a holding company for future business and investment opportunities.

In October 2020, Codream HK Co., Limited (Hong Kong) (“Codream HK”), one of the Company’s subsidiaries, established Zhumeng Hulian Technology (Guangdong) Co. Ltd. (“Zhumeng Hulian”) as a wholly owned subsidiary of the Company.

In November 2020, the Group entered into an agreement with Sunglow Wealth HK Limited (“Sunglow”) to sell 1% of equity interests of Guangdong Lizi Technology Co. Ltd. (“Guangdong Lizi”) for a consideration of RMB175. Meanwhile, Foshan Viomi transferred all of its equity interests of Guangdong Lizi to Zhumeng Hulian. Sunglow has paid up the consideration in December 2021 but is not entitled to any shareholder’s rights of Guangdong Lizi until the fulfilment of certain conditions pursuant to the supplemental agreement in November 2021. The Group therefore did not recognize Sunglow as a non-controlling interest of Guangdong Lizi as of December 31, 2021. The conditions had not been fulfilled by December 31, 2024 and therefore the Group did not recognize Sunglow as a non-controlling interest of Guangdong Lizi as of December 31, 2024. During the year ended December 31, 2025, Sunglow exited the arrangement.

On July 19, 2024, to implement its “Focus” strategy for Home water solution businesses, the Group entered into definitive agreements with Mr. Chen, and an entity controlled by Mr. Chen, to divest the Group’s businesses and assets involving certain Internet-of-things-enabled (“IoT-enabled”) smart home portfolio products for a total consideration of RMB65,000 in cash (the “Disposal”). The Disposal was approved by a special committee of the board of directors of the Group on the same day.

The sale of the IoT@Home portfolio products (excluding range hoods, gas stoves, and water heaters) to Mr. Chen was affected through termination, at closing, of the existing VIE contractual arrangements between Yunmi Hulian and Foshan Viomi, which resulted in Foshan Viomi’s shareholder, Mr. Chen, fully controlling Foshan Viomi and its subsidiaries. As part of a pre-closing reorganization, Zhumeng Hulian and Guangdong Interconnect Technology Co., Ltd. (“Guangdong Interconnect”), formerly named as Guangzhou Interconnect Technology Co., Ltd., entered into a new set of VIE contractual arrangements, as a result of which the Group is considered the primary beneficiaries of Guangdong Interconnect and consolidates its financial results of operations, assets and liabilities in the Group’s consolidated financial statements. The transaction was closed on August 31, 2024.

As of December 31, 2025, details of the Company’s principal subsidiaries and VIEs were as follows:

	Place of incorporation	Date of incorporation	Percentage of beneficial ownership	Principal activities
Subsidiaries:
Viomi HK	Hong Kong	January 30, 2015	100%	Investment holding
Lequan	PRC	May 05, 2015	100%	Investment holding
Codream HK	Hong Kong	August 20, 2019	100%	Investment holding
Yunmi Hulian	PRC	December 9, 2019	100%	Investment holding
Zhumeng Hulian	PRC	October 14, 2020	100%	Investment holding
Guangdong Lizi	PRC	July 26, 2018	100%	Home appliance development and sales
VIEs:
Guangdong Interconnect	PRC	December 7, 2020	100%	Internet information services
Beijing Viomi	PRC	January 12, 2015	100%	No substantial business

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)

(c)	VIE Arrangements between the VIEs and the Company’s PRC subsidiaries

The Company, through Lequan or Zhumeng Hulian, entered into the following contractual arrangements with Beijing Viomi, Guangdong Interconnect and their shareholders, respectively, that enable Lequan or Zhumeng Hulian through their PRC subsidiaries to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, through the exercise of the shareholders’ rights under the shareholder voting proxy agreement as the shareholders’ meetings of the VIEs appoint the board of directors of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs through the exclusive consultation and service agreement. Accordingly, Lequan or Zhumeng Hulian are considered the primary beneficiaries of the VIEs and have consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements.

In making the conclusion that Lequan or Zhumeng Hulian are the primary beneficiaries of the VIEs, the Company believes Lequan or Zhumeng Hulian’s rights under the terms of the option agreement provide them with a substantive kick-out right. As advised by the Company’s PRC legal counsel, the Company believes the terms of the option agreement are valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the consideration which is the minimum amount permitted by the applicable PRC law to exercise the option does not represent a financial barrier or disincentive for Lequan or Zhumeng Hulian to currently exercise their rights under the exclusive option agreement.

A simple majority vote of Lequan or Zhumeng Hulian’s board of directors is required to pass a resolution to exercise their rights under the option agreement. Lequan or Zhumeng Hulian’s rights under the option agreement give them the power to control the shareholders of Beijing Viomi and Guangdong Interconnect In addition, Lequan or Zhumeng Hulian’s rights under the shareholder voting proxy agreement also reinforce their abilities to direct the activities that most significantly impact the VIEs’ economic performance. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute consultation and service agreements and also ensures that consultation and service agreements will be executed and renewed indefinitely unless a written agreement is signed by all parties to terminate it or a mandatory termination is requested by PRC laws or regulations. Lequan and Zhumeng Hulian have the rights to receive substantially all of the economic benefits from the VIEs.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)

(c)	VIE Arrangements between the VIEs and the Company’s PRC subsidiaries (Continued)

Exclusive consultation and service agreement

In July 2015, Lequan entered into exclusive consultation and service agreements, with Foshan Viomi and Beijing Viomi respectively to enable Lequan to receive substantially all of the economic benefits of the VIEs. In April 2020, Lequan assigned and transferred its rights and obligations of Foshan Viomi under the original agreements to Yunmi Hulian, which succeeded Lequan as a party to such agreement and assumed its rights and obligations thereunder. Under the exclusive consultation and service agreements, Lequan or Yunmi Hulian have the exclusive right to provide or designate any entity affiliated with them to provide VIEs the technical and business support services, including information technology support, hardware management and updates, software development, maintenance and updates and other operating services. The exclusive consultation and service agreement could be indefinitely effective unless a written agreement is signed by all parties to terminate it or a mandatory termination is requested by PRC laws or regulations. The exclusive consultation and service agreement was effective in July 2015 and will remain effective until all equity interests and assets in Foshan Viomi and Beijing Viomi are sold to Lequan or Yunmi Hulian or the party designated by them. Under this arrangement, Lequan or Yunmi Hulian has the sole discretion to receive an annual service fee at an amount up to 100% of the annual net income of Foshan Viomi and Beijing Viomi, respectively. In addition, Lequan or Yunmi Hulian are entitled to receive other technical service fees at the amount mutually agreed upon by them and the respective VIE.

Due to the Disposal as mentioned above, the existing VIE contractual arrangements between Yunmi Hulian and Foshan Viomi were terminated on July 19, 2024. On March 20, 2026, the exclusive consultation and service agreements between Lequan, Beijing Viomi and each of the shareholders of Beijing Viomi was subsequently amended and restated, and the terms were substantially similar to the exclusive consultation and service agreements described before.

As part of a pre-closing reorganization, Zhumeng Hulian and Guangdong Interconnect entered into a new exclusive consultation and service agreement. Under the new exclusive consultation and service agreement, Zhumeng Hulian has the exclusive right to provide or designate any entity affiliated with it to provide VIE the technical and business support services, including information technology support, hardware management and updates, software development, maintenance and updates and other operating services. The exclusive consultation and service agreement could be indefinitely effective unless a written agreement is signed by all parties to terminate it or a mandatory termination is requested by PRC laws or regulations. The exclusive consultation and service agreement was effective on July 20, 2024 and will remain effective until all equity interests and assets in Guangdong Interconnect are sold to Zhumeng Hulian or the party designated by it. Under this arrangement, Zhumeng Hulian has the sole discretion to receive an annual service fee at an amount up to 100% of the annual net income of Guangdong Interconnect. In addition, Zhumeng Hulian is entitled to receive other technical service fees at the amount mutually agreed upon by them and the respective VIE.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)

(c)	VIE Arrangements between the VIEs and the Company’s PRC subsidiaries (Continued)

Equity pledge agreement

Pursuant to the equity pledge agreements in July 2015 among Foshan Viomi, Beijing Viomi, all of their shareholders and Lequan, all shareholders of Foshan Viomi and Beijing Viomi agreed to pledge their equity interests in Foshan Viomi or Beijing Viomi to Lequan to secure the performance of the VIEs’ obligations under the existing exclusive purchase option agreement, shareholder voting proxy agreement, exclusive consulting and service agreement and also the equity pledge agreement. The Pledge will remain binding until Foshan Viomi, Beijing Viomi and their shareholders discharge all their obligations under the contractual agreements. In April 2020, Lequan assigned and transferred its rights and obligations under the original agreements to Yunmi Hulian.

Due to the Disposal as mentioned above, the existing VIE contractual arrangements between Yunmi Hulian and Foshan Viomi was terminated on July 19, 2024. On March 20, 2026, the equity pledge agreements between Lequan, Beijing Viomi and each of the shareholders of Beijing Viomi were subsequently amended and restated, and the terms were substantially similar to the equity pledge agreements described before.

As part of a pre-closing reorganization, Zhumeng Hulian and Guangdong Interconnect entered into a new equity pledge agreement on July 20, 2024. Pursuant to the new equity pledge agreement among Zhumeng Hulian, Guangdong Interconnect and its shareholder, the shareholder of Guangdong Interconnect agreed to pledge its equity interests in Guangdong Interconnect to Zhumeng Hulian to secure the performance of the VIE’s obligations under the existing exclusive purchase option agreement, shareholder voting proxy agreement, exclusive consulting and service agreement and also the equity pledge agreement. The Pledge will remain binding until Guangdong Interconnect and its shareholder discharge all their obligations under the contractual agreements.

Exclusive purchase option agreement.

Lequan, Foshan Viomi, Beijing Viomi and their shareholders entered into exclusive option agreements in July 2015. In April 2020, Lequan assigned and transferred its rights and obligations under the original agreements to Yunmi Hulian, which succeeded Lequan as a party to such agreement and assumed its rights and obligations thereunder. Pursuant to the exclusive option agreements, the shareholders of Foshan Viomi and Beijing Viomi are obligated to sell their equity interest to Lequan or Yunmi Hulian. Lequan or Yunmi Hulian has the exclusive and irrevocable right to purchase, or cause the shareholders of Foshan Viomi and Beijing Viomi to sell to the party designated by them, in Lequan or Yunmi Hulian’s sole discretion, all of the shareholders’ equity interests or any assets in Foshan Viomi and Beijing Viomi when and to the extent that applicable PRC law permits Lequan or Yunmi Hulian to own such equity interests and assets in Foshan Viomi and Beijing Viomi. The price to be paid will be the minimum amount of consideration permitted by applicable PRC law at the time when such transaction occurs. All of the shareholders promised and agreed that they will refund the consideration once received to Lequan or Yunmi Hulian or any party designated by them within 10 working days. Also, the shareholders of Foshan Viomi and Beijing Viomi should try their best to help Foshan Viomi and Beijing Viomi develop well and are prohibited from transferring, pledging, intentionally terminating significant contracts or otherwise disposing of any significant assets in Foshan Viomi and Beijing Viomi without Lequan or Yunmi Hulian’s prior written consent. The exclusive option agreement will remain effective until all equity interests and assets in Foshan Viomi and Beijing Viomi are sold to Lequan or Yunmi Hulian or the party designated by them.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)

(c)	VIE Arrangements between the VIEs and the Company’s PRC subsidiaries (Continued)

Exclusive purchase option agreement (continued)

Due to the Disposal as mentioned above, the existing VIE contractual arrangements between Yunmi Hulian and Foshan Viomi was terminated on July 19, 2024. On March 20, 2026, the exclusive purchase option agreements between Lequan, Beijing Viomi and each of the shareholders of Beijing Viomi were subsequently amended and restated, and the terms were substantially similar to the exclusive purchase option agreements described before.

As part of a pre-closing reorganization, Zhumeng Hulian and Guangdong Interconnect entered into a new exclusive option agreement on July 20, 2024. Pursuant to the exclusive option agreement, the shareholder of Guangdong Interconnect is obligated to sell its equity interest to Zhumeng Hulian. Zhumeng Hulian has the exclusive and irrevocable right to purchase, or cause the shareholder of Guangdong Interconnect to sell to the party designated by it, in Zhumeng Hulian’s sole discretion, all of the shareholder’s equity interests or any assets in Guangdong Interconnect when and to the extent that applicable PRC law permits Zhumeng Hulian to own such equity interests and assets in Zhumeng Hulian. The price to be paid will be the minimum amount of consideration permitted by applicable PRC law at the time when such transaction occurs. The shareholder promised and agreed that it will refund the consideration once received to Zhumeng Hulian or any party designated by it within 10 working days. Also, the shareholder of Guangdong Interconnect should try it best to help Guangdong Interconnect develop well and are prohibited from transferring, pledging, intentionally terminating significant contracts or otherwise disposing of any significant assets in Guangdong Interconnect without Zhumeng Hulian’s prior written consent. The exclusive option agreement will remain effective until all equity interests and assets in Guangdong Interconnect are sold to Zhumeng Hulian or the party designated by it.

Shareholder voting proxy agreement

In July 2015, all of the shareholders of Foshan Viomi and Beijing Viomi have executed a shareholder voting proxy agreement with Lequan, Foshan Viomi and Beijing Viomi, whereby all of the shareholders irrevocably appoint and constitute the person designated by Lequan as their attorney-in-fact to exercise on their behalf any and all rights that the shareholders have in respect of their equity interests in Foshan Viomi and Beijing Viomi. In April 2020, Lequan assigned and transferred its rights and obligations under the original agreement to Yunmi Hulian, which succeeded Lequan as a party to such agreement and assumed its rights and obligations thereunder. The shareholder voting proxy agreement will be indefinitely effective unless all parties decide to terminate it by written agreement.

Due to the Disposal as mentioned above, the existing VIE contractual arrangements between Yunmi Hulian and Foshan Viomi was terminated on July 19, 2024. As part of a pre-closing reorganization, Zhumeng Hulian executed a new shareholder voting proxy agreement with Guangdong Interconnect on July 20, 2024, whereby the shareholder irrevocably appoint and constitute the person designated by Zhumeng Hulian as their attorney-in-fact to exercise on its behalf any and all rights that the shareholder has in respect of its equity interests in Guangdong Interconnect. The shareholder voting proxy agreement will be indefinitely effective unless all parties decide to terminate it by written agreement.

In September 2018, Foshan Viomi reduced its registered capital and changed its shareholders from Mr. Chen and Tianjin Jinxing to Mr. Chen alone. Concurrently, the Company entered into a series of contractual arrangements in substantially the same forms with Foshan Viomi and Mr. Chen.

Management therefore concluded that the Company, through its PRC subsidiaries and the above contractual arrangements, has the power to direct the activities that most significantly impact the VIEs’ economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the VIEs, and therefore the Company is the ultimate primary beneficiary of these VIEs. Consequently, the financial results of the VIEs were included in the Group’s consolidated financial statements.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)

(c)	VIE Arrangements between the VIEs and the Company’s PRC subsidiaries (Continued)

Risks in relation to VIE structure

The Company believes that the contractual arrangements among its subsidiaries, their VIEs and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit Lequan and Zhumeng Hulian’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiaries and VIEs;
●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiaries and VIEs;
●	limit the Company’s business expansion in China by way of entering into contractual arrangements;
●	impose fines or other requirements with which the Company’s PRC subsidiaries and VIEs may not be able to comply;
●	impose additional conditions or requirements with which the Company may not be able to comply;
●	take other regulatory or enforcement actions against the Company that could be harmful to the Company’s business or
●	require the Company or the Company’s PRC subsidiaries or VIEs to restructure the relevant ownership structure or operations.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their respective shareholders and it may lose the ability to receive economic benefits from the VIEs. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiaries or VIEs.

Mr. Chen is the ultimate shareholder of Guangdong Interconnect and the largest shareholder of Beijing Viomi, and Mr. Chen is also the largest beneficiary owner of the Company. The interests of Mr. Chen as the largest beneficiary owner of the VIEs may differ from the interests of the Company as a whole, since Mr. Chen is only one of the beneficiary shareholders of the Company. The Company cannot assert that when conflicts of interest arise, Mr. Chen will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest Mr. Chen may encounter in his capacity as a beneficial owner and director of the VIEs, on the one hand, and as a beneficial owner and director of the Company, on the other hand. The Company relies on Mr. Chen, as a director and executive officer of the Company, to fulfill his fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and Mr. Chen, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)

(c)	VIE Arrangements between the VIEs and the Company’s PRC subsidiaries (Continued)

In addition, the other shareholder of Beijing Viomi is also a beneficial owner of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, to further protect the investors’ interest from any risk that the shareholders of the Foshan Viomi and Beijing Viomi may act contrary to the contractual arrangements, the Company, through Lequan, entered into a shareholder voting proxy agreement with all of the shareholders of Foshan Viomi and Beijing Viomi in July 2015. The shareholder voting proxy agreement with the shareholder of Foshan Viomi has been updated in September 2018 as Foshan Viomi reduced its registered capital and changed its shareholders from Mr. Chen and Tianjin Jinxing to Mr. Chen alone. In April 2020, Lequan assigned and transferred its rights and obligations of Foshan Viomi under the original agreements to Yunmi Hulian, which succeeded Lequan as a party to such agreement and assumed its rights and obligations thereunder. Due to the Disposal as mentioned above, the existing VIE contractual arrangements between Yunmi Hulian and Foshan Viomi was terminated on July 19, 2024. As part of a pre-closing reorganization, Zhumeng Hulian executed a new shareholder voting proxy agreement with Guangdong Interconnect on July 20, 2024. Through the shareholder voting proxy agreement, all shareholders of Guangdong Interconnect and Beijing Viomi have entrusted the person designated by Lequan or Zhumeng Hulian as its proxy to exercise their rights as the shareholders of Zhumeng Hulian and Beijing Viomi with respect to an aggregate of 100% of the equity interests in Zhumeng Hulian and Beijing Viomi.

In March 2019, the National People’s Congress enacted PRC Foreign Investment Law which would be effective starting from January 1, 2020. The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all provision under the definition of “foreign investment”, which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. Existing laws or administrative regulations remain unclear whether the contractual arrangements with variable interest entities will be deemed to be in violation of the market access requirements for foreign investment under the PRC laws and regulations. However, the possibility that such entities will be deemed as foreign invested enterprise and subject to relevant restrictions in the future shall not be excluded. If variable interest entities fall within the definition of foreign investment entities, the Company’s ability to use the contractual arrangements with its VIEs and the Company’s ability to conduct business through the VIEs could be severely limited.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)

(c)	VIE Arrangements between the VIEs and the Company’s PRC subsidiaries (Continued)

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and its subsidiaries taken as a whole on an aggregated basis, which were included in the Group’s consolidated financial statements. For purposes of this presentation, activity within and between the VIEs and their subsidiaries have been eliminated, but transactions with other entities within the Consolidated Group have been included without elimination.

	As of December 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	7,179	334,198
Accounts receivable from third parties (net of allowance of RMB19 and nil as of December 31, 2024 and 2025, respectively)	62	-
Amounts due from Group companies	498,455	173,911
Inventories	68	68
Other assets	6,438	5,163
Total assets	512,202	513,340
Accounts and notes payable	4,320	26
Amounts due to Group companies	168	94
Accrued expenses and other liabilities	1,046	5,853
Other liabilities	186	1,305
Total liabilities	5,720	7,278

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenue from Group companies (1)	23,344	49,679	1,528
Revenue from a related party and third parties	1,433,072	903,402	170

Cost from Group companies	(790,069)	(533,402)	-
Cost from a related party and third parties	(350,185)	(312,125)	(1,905)

Net income (loss)	29,046	8,160	(411)

(1)	Inter-company revenues between VIEs and other subsidiaries

VIEs sell certain products and provide marketing services to other subsidiaries. For the years ended December 31, 2023, 2024 and 2025, the inter-company sales recognized by VIEs to Primary beneficiaries of VIEs and their subsidiaries for the years ended December 31, 2023, 2024 and 2025 are RMB23,344, RMB49,679 and RMB1,528, respectively.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)